COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 01, 2025	Feb. 18, 2025	Jan. 02, 2025	Aug. 30, 2024	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Jun. 30, 2025	Sep. 30, 2026	Oct. 08, 2025	Sep. 30, 2025	Aug. 16, 2024
Commitment paid								$ 62,500		$ 62,500
Issuance of shares	7,744,445	3,905,555	3,277,775
Issuance of shares, value					$ 415,000	$ 2,448,000	$ 904,000
Share price													$ 0.07
Proceeds from loans								2,000,000	$ 2,000,000
Payments of license fee								$ 1,000,000
Jeremy P Concannon [Member]
Issuance of shares				1,350,000
C-Twelve Agreement [Member]
Commitment paid												$ 150,000
Payments of license fee											$ 1,000,000
Common Stock [Member]
Issuance of shares					4,088,888	30,543,876	9,302,214		7,744,445
Issuance of shares, value					$ 4,089	$ 30,544	$ 9,302
Common Stock [Member] | One Non U S Shareholder [Member]
Issuance of shares									4,444,445
Issuance of shares, value									$ 400,000
Share price									$ 0.09
Common Stock [Member] | One And Seven Non U S Shareholder [Member]
Issuance of shares									3,300,000
Issuance of shares, value									$ 264,000
Share price									$ 0.08
Common Stock [Member] | Jeremy P Concannon [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Issuance of shares								1,350,000
Common Stock [Member] | Jeremy P Concannon [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Issuance of shares								1,350,000
Common Stock [Member] | Michelle Yanez [Member]
Issuance of shares, value								$ 4,750
Common Stock [Member] | Aegis Ventures Limited [Member]
Issuance of shares								4,656,550	4,656,550
Common Stock [Member] | Service Agreement [Member]
Cancelled shares								375,000	375,000